Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Share-based Payment Arrangement, Cost by Plan [Table Text Block]
We measure the cost of all share-based payments, including stock options, at fair value on the grant date and recognize this cost in the Consolidated Statement of Operations, net of expected forfeitures, as follows:

(dollars in millions)	2019	2018	2017
Total compensation cost recognized	$268	$169	$129

Schedule of Stock Options Roll Forward [Table Text Block]
A summary of the transactions under all long-term incentive plans for the year ended December 31, 2019 follows. The amounts in the tables and paragraphs below have not been recast for discontinued operations.

	Stock Options		Stock Appreciation Rights		Performance Share Units		Other Incentive Shares/Units
(shares and units in thousands)	Shares	Average Price (1)	Shares	Average Price (1)	Units	Average Price (1)
Outstanding at:
December 31, 2018	1,603	$99.89	32,066	$99.95	1,806	$110.41	3,047
Granted	339	124.72	8,081	123.54	839	121.22	1,223
Ancillary (2)	—	—	—	—	101	95.28	—
Exercised / earned	(317)	88.61	(6,843)	84.44	(758)	95.28	(816)
Cancelled	(57)	121.69	(591)	122.76	(69)	118.21	(135)
December 31, 2019	1,568	$106.75	32,713	$108.61	1,919	$120.04	3,319
(1)    Weighted-average grant / exercise price.
(2)    Ancillary shares earned based on actual performance achieved on the 2016 award.

Disclosure Of Share Based Compensation Arrangements By Share Based Payment Award Text Block
The following table summarizes information about equity awards outstanding that are vested and expected to vest as well as equity awards outstanding that are exercisable at December 31, 2019:

	Equity Awards Vested and Expected to Vest				Equity Awards That Are Exercisable
(shares in thousands; aggregate intrinsic value in millions)	Awards	Average Price (1)	Aggregate Intrinsic Value	Remaining Term (2)	Awards	Average Price (1)	Aggregate Intrinsic Value	Remaining Term (2)
Stock Options/Stock Appreciation Rights	33,769	$107.58	$1,424	5.9 years	19,285	$96.56	$1,026	4.0 years
Performance Share Units/Restricted Stock	5,514	—	826	2.1 years
(1)    Weighted-average exercise price per share.
(2)    Weighted-average contractual remaining term in years.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The following table indicates the assumptions used in estimating fair value for the years ended December 31, 2019, 2018 and 2017. Lattice-based option models incorporate ranges of assumptions for inputs; those ranges are as follows:

	2019	2018	2017
Expected volatility	18.8% - 19.7%	17.5% - 21.1%	19%
Weighted-average volatility	20%	18%	19%
Expected term (in years)	6.5 - 6.6	6.5 - 6.6	6.5
Expected dividend yield	2.4%	2.2%	2.4%
Risk-free rate	2.3% - 2.7%	1.3% - 2.7%	0.5% - 2.5%

Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures [Text Block]

(dollars in millions)	2019	2018
Change in Benefit Obligation:
Beginning balance	$34,344	$33,283
Service cost attributable to continuing operations	261	265
Service cost attributable to discontinued operations	34	40
Interest cost	1,245	1,058
Actuarial loss (gain)	4,247	(1,938)
Total benefits paid	(2,016)	(1,783)
Net settlement, curtailment and special termination benefits	(206)	(14)
Plan amendments	—	56
Business combinations	(6)	3,694
Other	124	(317)
Ending balance	$38,027	$34,344

Change in Plan Assets:
Beginning balance	$32,150	$32,205
Actual return on plan assets	5,873	(1,516)
Employer contributions	137	156
Benefits paid	(2,016)	(1,783)
Settlements	(17)	(16)
Business combinations	(10)	3,355
Other	108	(251)
Ending balance	$36,225	$32,150

Funded Status:
Fair value of plan assets	$36,225	$32,150
Benefit obligations	(38,027)	(34,344)
Funded status of plan	$(1,802)	$(2,194)

Amounts Recognized in the Consolidated Balance Sheet Consist of:
Noncurrent assets	$19	$157
Current liability	(51)	(56)
Noncurrent liability	(1,770)	(2,295)
Net amount recognized	$(1,802)	$(2,194)

Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial loss	$8,160	$7,948
Prior service cost	190	130
Net actuarial loss and prior service cost related to discontinued operations	763	667
Net amount recognized	$9,113	$8,745

Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Table Text Block]
Information for pension plans with accumulated benefit obligations in excess of plan assets:

(dollars in millions)	2019	2018
Projected benefit obligation	$37,941	$24,796
Accumulated benefit obligation	37,599	24,471
Fair value of plan assets	36,120	22,558

Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets [Table Text Block]
Information for pension plans with projected benefit obligations in excess of plan assets:

(dollars in millions)	2019	2018
Projected benefit obligation	$37,943	$27,225
Accumulated benefit obligation	37,600	26,752
Fair value of plan assets	36,122	24,873

Schedule of Net Benefit Costs [Table Text Block]
The components of the net periodic pension benefit are as follows:

(dollars in millions)	2019	2018	2017
Pension Benefits:
Service cost	$261	$265	$268
Interest cost	1,245	1,058	1,043
Expected return on plan assets	(2,252)	(2,061)	(2,033)
Amortization of prior service cost (credit)	16	(42)	(37)
Recognized actuarial net loss	245	373	550
Net settlement, curtailment and special termination benefits (gain) loss	(59)	3	3
Net periodic pension benefit - employer	$(544)	$(404)	$(206)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Other changes in plan assets and benefit obligations recognized in other comprehensive loss in 2019 are as follows:

(dollars in millions)	Continuing Operations	Discontinued Operations	Total
Current year actuarial loss	$434	$119	$553
Amortization of actuarial loss	(245)	(20)	(265)
Current year prior service cost	—	6	6
Amortization of prior service cost	(16)	(1)	(17)
Net settlement and curtailment	62	(5)	57
Other	36	(2)	34
Total recognized in other comprehensive loss	$271	97	$368
Net recognized in net periodic pension benefit and other comprehensive loss	$(232)	97	$(135)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The estimated amount that will be amortized from accumulated other comprehensive loss into net periodic pension (benefit) cost in 2020 is as follows:

(dollars in millions)
Net actuarial loss	$336
Prior service cost	49
$385

Defined Benefit Plan, Assumptions [Table Text Block]
Major assumptions used in determining the benefit obligation and net cost for pension plans are presented in the following table as weighted-averages:

	Benefit Obligation		Net Cost
	2019	2018	2019	2018	2017
Discount rate
PBO	3.1%	4.0%	4.0%	3.5%	3.9%
Interest cost (1)	—	—	3.7%	3.1%	3.3%
Service cost (1)	—	—	3.7%	3.4%	3.8%
Salary scale	4.3%	4.3%	4.3%	4.3%	4.3%
Expected return on plan assets	—	—	6.8%	6.9%	7.4%
(1) The discount rates used to measure the service cost and interest cost applies to our significant plans. The PBO discount rate is used for the service cost and interest cost measurements for non-significant plans.
Schedule of Allocation of Plan Assets [Table Text Block]
The fair values of pension plan assets at December 31, 2019 and 2018 by asset category are as follows:

(dollars in millions)	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling	Total
Asset Category:
Public Equities
Global Equities	$3,588	$5	$—	$—	$3,593
Global Equity Commingled Funds (1)	—	1,496	—	—	1,496
Enhanced Global Equities (2)	322	393	—	—	715
Global Equity Funds at net asset value (8)	—	—	—	5,332	5,332
Private Equities (3),(8)	—	—	202	1,230	1,432
Fixed Income Securities
Governments	969	116	—	—	1,085
Corporate Bonds	1	13,059	5	—	13,065
Structured Products	—	17	—	—	17
Fixed Income Securities (8)	—	—	—	4,755	4,755
Real Estate (4),(8)	—	13	1,464	366	1,843
Other (5),(8)	—	343	—	2,834	3,177
Cash & Cash Equivalents (6),(8)	—	47	—	36	83
Subtotal	$4,880	$15,489	$1,671	$14,553	36,593
Other Assets & Liabilities (7)					(368)
Total at December 31, 2019					$36,225
Public Equities
Global Equities	$2,917	$4	$—	$—	$2,921
Global Equity Commingled Funds (1)	185	219	—	—	404
Enhanced Global Equities (2)	79	605	—	—	684
Global Equity Funds at net asset value (8)	—	—	—	6,539	6,539
Private Equities (3),(8)	—	—	133	1,194	1,327
Fixed Income Securities
Governments	1,789	162	—	—	1,951
Corporate Bonds	—	11,526	18	29	11,573
Fixed Income Securities (8)	—	—	—	2,225	2,225
Real Estate (4),(8)	—	13	1,387	409	1,809
Other (5),(8)	—	262	—	2,368	2,630
Cash & Cash Equivalents (6),(8)	—	220	—	100	320
Subtotal	$4,970	$13,011	$1,538	$12,864	32,383
Other Assets & Liabilities (7)					(233)
Total at December 31, 2018					$32,150
(1)    Represents commingled funds that invest primarily in common stocks.
(2)    Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.
(3)    Represents limited partner investments with general partners that primarily invest in debt and equity.
(4)    Represents investments in real estate including commingled funds and directly held properties.
(5)    Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
(6)    Represents short-term commercial paper, bonds and other cash or cash-like instruments.
(7)    Represents trust receivables and payables that are not leveled.
(8)    In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed due to the following:

(dollars in millions)	Private Equities	Corporate Bonds	Real Estate	Total
Balance, December 31, 2017	$46	$—	$1,446	$1,492
Plan assets acquired	—	33	—	33
Realized (losses) gains	—	(1)	10	9
Unrealized gains relating to instruments still held in the reporting period	—	2	38	40
Purchases, sales, and settlements, net	87	(16)	(107)	(36)
Balance, December 31, 2018	133	18	1,387	1,538
Realized losses	—	—	(2)	(2)
Unrealized gains relating to instruments still held in the reporting period	32	—	27	59
Purchases, sales, and settlements, net	37	(13)	52	76
Balance, December 31, 2019	$202	$5	$1,464	$1,671

Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures [Text Block]

(dollars in millions)	2019	2018
Change in Benefit Obligation:
Beginning balance	$810	$767
Service cost	2	2
Interest cost	31	26
Actuarial gain	(11)	(52)
Total benefits paid	(69)	(70)
Business combinations	—	186
Plan amendments	—	(43)
Other	2	(6)
Ending balance	$765	$810

Change in Plan Assets:
Beginning balance	$20	$—
Employer contributions	69	69
Benefits paid	(69)	(70)
Business combinations	—	20
Other	—	1
Ending balance	$20	$20

Funded Status:
Fair value of plan assets	$20	$20
Benefit obligations	(765)	(810)
Funded status of plan	$(745)	$(790)

Amounts Recognized in the Consolidated Balance Sheet Consist of:
Current liability	$(47)	$(61)
Noncurrent liability	(698)	(729)
Net amount recognized	$(745)	$(790)

Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial gain	$(181)	$(184)
Prior service credit	(4)	(47)
Net amount recognized	$(185)	$(231)

Schedule of Net Benefit Costs [Table Text Block]
The components of net periodic benefit cost are as follows:

(dollars in millions)	2019	2018	2017
Other Postretirement Benefits:
Service cost	$2	$2	$2
Interest cost	31	26	29
Expected return on plan assets	(1)	—	—
Amortization of prior service credit	(42)	(6)	(1)
Recognized actuarial net gain	(12)	(10)	(9)
Net periodic other postretirement (benefit) cost	$(22)	$12	$21

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Other changes in plan assets and benefit obligations recognized in other comprehensive loss in 2019 are as follows:

(dollars in millions)
Current year actuarial gain	$(10)
Amortization of prior service credit	42
Amortization of actuarial net gain	12
Other	2
Total recognized in other comprehensive loss	$46
Net recognized in net periodic other postretirement benefit cost and other comprehensive loss	$24

Defined Benefit Plan, Assumptions [Table Text Block]
Major assumptions used in determining the benefit obligation and net cost for postretirement plans are presented in the following table as weighted-averages:

	Benefit Obligation		Net Cost
	2019	2018	2019	2018	2017
Discount rate	3.0%	4.1%	4.0%	3.4%	3.8%
Expected return on assets	—	—	7.0%	7.0%	N/A

Schedule of Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates are as follows:

	2019	2018
Health care cost trend rate assumed for next year	6.5%	7.0%
Rate that the cost trend rate gradually declines to	5.0%	5.0%
Year that the rate reaches the rate it is assumed to remain at	2026	2026

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]	A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	2019 One-Percentage-Point
(dollars in millions)	Increase	Decrease
Effect on total service and interest cost	$1	$(1)
Effect on postretirement benefit obligation	25	(22)